Ironclad Managed Risk Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2020 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS – 4.6%
	CALL OPTIONS – 4.6%
	S&P 500 Index
310	Exercise Price: $3,150.00, Notional Amount: $97,650,000, Expiration Date: October 30, 2020	$4,437,650
	TOTAL CALL OPTIONS
	(Cost $4,477,182)	4,437,650
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $4,477,182)	4,437,650

Principal Amount
	U.S. TREASURY BILLS – 25.8%
$25,000,000	United States Treasury Bill, 0.00%, 9/10/2020	24,993,825
	TOTAL U.S. TREASURY BILLS
	(Cost $24,991,865)	24,993,825

Number of Shares
	SHORT-TERM INVESTMENTS–70.5%
68,464,113	Fidelity Investments Money Market Funds Government Portfolio - Class I, 0.07%[1]	68,464,113
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $68,464,113)	68,464,113
	TOTAL INVESTMENTS – 100.9%
	(Cost $97,933,160)	97,895,588
	Liabilities in Excess of Other Assets – (0.9)%	(853,279)
	TOTAL NET ASSETS – 100.0%	$97,042,309

Number of Contracts
	WRITTEN OPTIONS CONTRACTS – (0.1)%
	PUT OPTIONS – (0.1)%
	S&P 500 Index
(95)	Exercise Price: $3,040.00, Notional Amount: $(28,880,000), Expiration Date: July 2, 2020	(98,325)
	TOTAL PUT OPTIONS
	(Proceeds $94,912)	(98,325)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $94,912)	$(98,325)

[1]The rate is the annualized seven-day yield at period end.